Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Cash flows provided by (used in) operating activities
Loss from continuing operations for the year	$ (12,779,371)	$ (4,028,297)	$ (5,672,361)
Operating expenses of discontinued operations		79,179	56,760
Items not affecting cash:
Accretion expense	10,067	51,520	158,736
Accrued interest income	(41,382)	96,399	(45,653)
Accrued interest expense	3,323	(46,153)	122,005
Accrued income taxes	5,206
Allowance for credit loss	101,085	142,159	109,437
Amortization - intangibles	136,992	75,397	75,397
Amortization - licenses	213,015	444,519	1,367,318
Amortization – right-of-use asset	10,718
Depreciation	32,476	27,836	1,175
Change in value of derivatives	(210,436)	(918,102)	338,719
Commitment to issue shares			25,000
Deferred income tax recovery	(12,971)		(122,201)
Impairment of intangible assets	4,214,445
Interest on lease liability	771
(Gain) loss on settlement of debt	(38,258)	(30,473)	74,168
Loss on disposal of equipment	45,466
Loss on disposal of investment	3,438,560
Share of (profit) loss on equity investment			(147,049)
Share-based compensation	1,674,322	1,447,476	891,099
Shares issued for services	46,948	184,910	55,514
Unrealized foreign exchange	1,782	(26)	(42,450)
Unrealized gains on equity instruments	(1,139,133)	(1,785,885)	(721,384)
Write-off of license fees	492,751	250,581	542,290
Write-off of old accounts payable	199,545
Changes in non-cash working capital:
Receivables	(406,612)	(140,222)	(490,370)
Inventory	105
Prepaids	364,623	(183,927)	(263,405)
Accounts payable and accrued liabilities	130,430	(640,756)	626,675
Deferred revenue	(67,441)
Cash flows from (used in) operating activities	(3,572,974)	(4,973,865)	(3,060,580)
Cash flows provided by (used in) investing activities
Cash acquired on purchase of IndieFlix	21,076
Cash disposed on sale of Majesco		(79,590)
Acquisition of equipment		(43,303)
Investment in content	(40,984)
Investment in intangibles		(3,340,426)
Proceeds on disposal of equity instruments	666,683
Loan receivable received		64,196	8,558
Interest received on loans		9,307	5,007
Advances for acquisitions	(2,182,694)
Restricted cash received		510,879	431,917
Purchase of restricted deposit certificates	(53,937)	(4,700)	(506,179)
Investing expenses of discontinued operations			(100,000)
Cash flows from (used in) investing activities	(1,589,856)	(2,883,637)	(160,697)
Cash flows provided by (used in) financing activities
Loan proceeds		1,143	612,215
Loan repayments		(585,388)	(104,197)
Loan repayments to related parties			(129,463)
Long-term debt proceeds		40,059
Long-term debt repayments	(37,343)
Interest paid on loans	(2,716)		(17,446)
Convertible debentures received			2,660,000
Lease payments	(10,298)
Shares and warrants issued for cash	6,915,230	4,000,002
Share issuance costs	(573,351)	(548,481)
Commitment to issue shares		440,501	78,750
Warrants exercised and issued for cash	2,613,993	1,472,000	277,010
Options exercised and issued for cash	19,000	136,438
Cash flows from (used in) financing activities	8,924,515	4,956,274	3,376,869
Effect of foreign exchange on cash	27	(7,045)	43,143
Change in cash during the year	3,761,712	(2,908,273)	198,735
Cash, beginning of year	543,749	3,452,022	3,253,287
Cash, end of year	4,305,461	543,749	3,452,022
Supplemental cash-flow disclosure
Interest received		12,067	5,007
Interest paid	$ 2,569	$ 304,924	$ 17,446